Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
LEASE
7.	LEASE

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through 2025. As of December 31, 2023 and 2024, the Group’s operating leases had a weighted average discount rate of 4.75% and 4.75%, respectively. Weighted-average remaining lease term for the year ended December 31, 2023 and 2024 were 2.0 years and 1.0 years, respectively.

Operating lease cost for the year ended December 31, 2024 was $234, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2024 was $85. Operating lease cost for the year ended December 31, 2023 was $483, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2023 was $27. Operating lease cost for the year ended December 31, 2022 was $450, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2022 was $46.

Cash paid for amounts included in the measurement of operating lease liabilities was $536, $484 and $150 for the year ended December 31, 2022, 2023 and 2024, respectively.